Commitments And Contingencies (Leases) (Details) - USD ($) $ in Millions	4 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2014	Aug. 31, 2014	Dec. 31, 2015	Dec. 31, 2013
Operating Leased Assets [Line Items]
Operating leases, rent expense, sublease rentals	$ 7.9		$ 26.3
Predecessor [Member]
Operating Leased Assets [Line Items]
Operating leases, rent expense, sublease rentals		$ 0.9		$ 0.6
Minimum [Member]
Operating Leased Assets [Line Items]
Lease term			5 years
Maximum [Member]
Operating Leased Assets [Line Items]
Lease term			20 years